Heartland Group, Inc.

789 North Water Street

Milwaukee, WI 53202

October 30, 2014

VIA Edgar Transmission

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: Heartland Group, Inc. (the “Registrant”)

1933 Act Reg. No. 33-11371; 1940 Act File No. 811-4982

Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

Ladies and Gentleman,

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Registrant, is Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to update performance information contained in the Registration Statement and to make such other non-material changes as the Registrant deemed appropriate.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 977-8716.

Very truly yours,

/s/ Vinita K. Paul

Vinita K. Paul

Vice President, Chief Compliance Officer

Heartland Group, Inc.

Enclosures